Investment Objectives and Goals - KraneShares Asia AI Technology ETF	Jul. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Asia AI Technology ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KraneShares Asia AI Technology ETF (the “Fund”) seeks growth of capital.